Ordinary Shares (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 USD ($) $ / shares shares	Dec. 31, 2025 $ / shares shares
Ordinary Shares [Line Items]
Shares authorized		3,500,000,000	3,500,000,000
Par value (in Dollars per share) | $ / shares		$ 0.00001428571428	$ 0.00001428571428
Shares issued		1,423,285,396	1,423,285,396
Shares outstanding		1,423,285,396	1,423,285,396
Ordinary Shares [Member]
Ordinary Shares [Line Items]
Shares authorized		3,500,000,000
Par value (in Dollars per share) | $ / shares		$ 0.00001428571428
Exchange share amount	¥ 41	$ 6
Shares outstanding		1,423,285,396
Ordinary Shares [Member] | Shareholders [Member]
Ordinary Shares [Line Items]
Shares issued		416,920,000